Share-Based Payments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 185	$ 173
Share-based compensation number of shares issued	1,957.0	1,934.0
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.6
Share-based compensation grant date fair value	$ 51